Expense Example {- Fidelity® California AMT Tax-Free Money Market Fund} - 02.28 Fidelity California Municipal Money Market Funds Retail Combo PRO-09 - Fidelity® California AMT Tax-Free Money Market Fund - Fidelity California AMT Tax-Free Money Market Fund-Retail Class
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381